Summary of Warrant Activity (Details) - Warrant Derivative Financial Instruments [Member] - Cardio Diagnostics Member During Reverse Merger [Member] - $ / shares	9 Months Ended		12 Months Ended			21 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Offsetting Assets [Line Items]
Outstanding as of December 31, 2020	114,924	52,000	114,924	52,000
Outstanding as of December 31, weighted-average exercise price (in usd per share)	$ 13.35	$ 13.35	$ 13.35	$ 13.35
[custom:ClassOfWarrantOrRightOutstandingWeightedAverageRemaingContractualLife]			4 years 9 months	5 years 10 months 24 days	13 years 9 months 3 days	13 years 3 months 3 days
Warrants issued	580,338	35,582
Warrants issued, warrant exercise price	$ 15.34	$ 13.35
Warrants exercised	(52,000)
Warrants exercised, exercise price of warrants	$ 1,335
Outstanding as of December 31, 2021	643,262	87,582		114,924	52,000	87,582
Outstanding as of December 31, weighted-average exercise price (in usd per share)	$ 15.85	$ 13.35		$ 13.35	$ 13.35	$ 13.35